FAIR VALUE MEASUREMENT - Recurring basis (Details) CAD in Millions	12 Months Ended
	Dec. 31, 2016 GBP (£) item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 28, 2015 CAD	Sep. 28, 2015 USD ($)
Commodity hedge
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Term of swap contract	2 years
Derivative asset		$ 4,230,000	$ 2,072,000
Interest rate swaption
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Derivative notional amount		399,000,000
Derivative asset		0	4,335,000
Interest rate swap | Not designated as hedging instruments
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Notional amount				CAD 186.0	$ 133,900,000
Derivative liabilities		3,863,000	21,546,000
Interest rate swap | Designated as hedging instruments | Cash flow hedge
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Number of financial institutions | item	2
Notional amount	£ 78,400,000.00000	96,800,000
Derivative notional amount		399,000,000.00000
Recurring basis | Significant Other Observable Inputs (Level 2)
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total assets		27,716,000	8,331,000
Total liabilities		9,625,000	52,586,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Foreign exchange forward contracts
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total assets		10,632,000	1,924,000
Total liabilities		3,496,000	5,775,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Commodity hedge
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total assets		4,230,000	2,072,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Interest rate swaption
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total assets			4,335,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Interest rate swap
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total assets		12,854,000
Total liabilities		5,418,000	21,546,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Warrants
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total liabilities		711,000	25,265,000
Total Fair Value and Carrying Value on the Balance Sheets | Recurring basis
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total assets		27,716,000	8,331,000
Total liabilities		9,625,000	52,586,000
Total Fair Value and Carrying Value on the Balance Sheets | Recurring basis | Foreign exchange forward contracts
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total assets		10,632,000	1,924,000
Total liabilities		3,496,000	5,775,000
Total Fair Value and Carrying Value on the Balance Sheets | Recurring basis | Commodity hedge
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total assets		4,230,000	2,072,000
Total Fair Value and Carrying Value on the Balance Sheets | Recurring basis | Interest rate swaption
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total assets			4,335,000
Total Fair Value and Carrying Value on the Balance Sheets | Recurring basis | Interest rate swap
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total assets		12,854,000
Total liabilities		5,418,000	21,546,000
Total Fair Value and Carrying Value on the Balance Sheets | Recurring basis | Warrants
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total liabilities		$ 711,000	$ 25,265,000